Investment Objectives and Goals	Aug. 31, 2025
Neuberger International Core Equity ETF
Prospectus [Line Items]
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Neuberger International Core Equity Premium Income ETF
Prospectus [Line Items]
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks current income while maintaining prospects for long-term growth of capital.